Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	May 31, 2022	May 31, 2021
OPERATING ACTIVITIES
Loss for the period	$ (7,260)	$ (8,835)
Add items not affecting cash / adjustments:
Depreciation	69	98
Interest expense	1,650	3,629
Unrealized foreign exchange (loss)	84	(107)
Loss on fair value of derivatives and other instruments	(12)	607
Loss on early repayment of debt and Convertible Notes	135	300
Stock compensation expense	1,730	2,774
Share of joint venture expenditures	253	343
Directors' fees paid in deferred share units	118	120
Write-off costs associated with prospecting right closures	223	0
Net change in non-cash working capital	(790)	(2,753)
Net cash flows from (used in) operating activities	(3,800)	(3,824)
FINANCING ACTIVITIES
Proceeds from issuance of equity	25,831	25,325
Equity issuance costs	(855)	(1,437)
Cash received from option exercises	22	1,382
Sprott Facility principal repayments	(9,400)	(8,670)
Sprott Facility interest paid	(293)	(1,301)
Convertible note interest paid	(826)	(687)
Costs associated with repayment of debt and Convertible Notes	(128)	0
Lease payments made	(70)	(78)
Share unit cash settlement		(191)
Cash received from Waterberg partners	348	1,321
Net cash flows from (used in) financing activities	14,629	15,664
INVESTING ACTIVITIES
Performance bonds	(38)	(36)
Investment in Lion	(250)	(350)
Expenditures incurred on Waterberg Project	(3,183)	(2,916)
Net cash flows from (used in) investing activities	(3,471)	(3,302)
Net increase in cash	7,358	8,538
Effect of foreign exchange on cash	211	(857)
Cash, beginning of period	6,059	1,308
Cash end of period	$ 13,628	$ 8,989